Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 4 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The carrying amount of goodwill as of September 30, 2024 was $9.3 million. The only addition to goodwill during the nine months ended September 30, 2024 was related to the acquisition of DataSense, as described in Note 3.

Other Intangible Assets

The Company’s acquired intangible assets had a gross carrying value of $3.3 million and accumulated amortization of $0.5 million as of September 30, 2024. The Company recorded amortization of other intangible assets of $0.3 million and $0.5 million for the three and nine months ended September 30, 2024, respectively. The weighted-average remaining useful life of the Company’s acquired intangible assets is 2.6 years as of September 30, 2024.

As of September 30, 2024, the estimated aggregate amortization expense for intangible assets for each of the five succeeding fiscal years was as follows (in thousands):

Fiscal Year:
Remainder of 2024	$275
2025	1,100
2026	1,100
2027	367
2028	—
Total expected amortization expense	$2,842